THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab® Municipal Money Fund Schwab® AMT Tax-Free Money Fund Schwab® California Municipal Money Fund Schwab® New York Municipal Money Fund
(collectively, the Schwab Municipal Money Funds)
Schwab® Retirement Government Money Fund Schwab® Treasury Obligations Money Fund Schwab® U.S. Treasury Money Fund Schwab® Value Advantage Money Fund
(collectively, the Schwab Money Funds)
SCHWAB ANNUITY PORTFOLIOS
Schwab® Government Money Market Portfolio
(each, a fund and collectively, the funds)
Supplement dated August 29, 2024, to each fund’s currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and should be read in conjunction with the Statutory Prospectuses.
The date on which the funds intend to pay their dividends will change from the 15th calendar day of each month to the end of each month. To allow for shareholder notice of the change:
●
Each fund intends to make its next monthly distribution on September 15, 2024 and also on October 15, 2024, in accordance with the current policy
●
Starting on October 31, 2024, and thereafter, each fund intends to make its monthly distributions at the end of each month in accordance with the new policy
Accordingly, the following changes will be made to each fund’s Statutory Prospectus.
(1)
Statutory Prospectus for Schwab Municipal Money Funds and Schwab Money Funds – Under the “Distributions and Taxes” in the “Investing in the Funds” section: The third sentence in the second paragraph will be deleted in its entirety and replaced with the following:
These distributions are typically paid at the end of each month.
(2)
Statutory Prospectus for Schwab Government Money Market Portfolio – Under the “Distributions and Taxes” in the “Investing in the Fund” section: The first sentence in the first paragraph will be deleted in its entirety and replaced with the following:
The fund declares a dividend every business day, and pays a dividend to the participating insurance companies’ separate accounts at the end of each month.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG125085-00 (08/24)
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